Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash	$ 3,984,032	$ 2,572,685	$ 363
Accounts receivable, net of allowance for doubtful accounts of $108,067, $65,975 and $44,700, respectively	441,698	280,667	414,671
Other current assets	128,895	140,114	30,009
Total current assets	4,554,625	2,993,466	445,043
Goodwill	5,999,765	3,108,964	2,259,624
Intangible assets, net	3,315,083	935,316	444,112
Other assets	90,938	63,944	201,228
TOTAL ASSETS	13,960,411	7,101,690	3,350,007
Current liabilities
Accounts payable	671,209	543,648	514,949
Accrued interest	17,769	16,943	321,368
Accrued and deferred personnel compensation	195,316	191,041	299,534
Deferred revenue - related party			35,262
Deferred revenue and customer deposits	311,121	136,523	181,731
Convertible notes payable, net of discount			2,857,669
Notes payable	20,000	20,000	171,984
Derivative liabilities	76,097	106,176	3,074,504
Other current liabilities	154,446	36,372	250,144
Earn-out payable	2,321,767	34,755	2,032,881
Total current liabilities	3,767,725	1,085,458	9,740,026
Earn-out payable	10,233	24,245
Total non-current liabilities	10,233	24,245
Total liabilities	3,777,958	1,109,703	9,740,026
Stockholders' equity (deficit)
Common stock, $0.001 par value; 50,000,000 shares authorized; 22,237,762, 16,319,878, 3,869,688 shares issued and outstanding	22,238	16,320	3,870
Equity payable	108,170	108,170
Additional paid-in capital	60,400,993	54,452,697	25,432,280
Accumulated deficit	(50,348,948)	(48,585,200)	(31,826,169)
Total stockholders' equity (deficit)	10,182,453	5,991,987	(6,390,019)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 13,960,411	$ 7,101,690	$ 3,350,007